EXHIBIT 99.9

RECOVCO LOAN LEVEL EXCEPTIONS

Loan Level Exceptions

Run Date - 3/3/2022

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	1	xxxxxx		Agency Investor Securitization	3	2	1	3	3	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Stated property value not supported. Secondary value required. - EV R

COMMENT: Lender provided SingleSource BPO on xx/xx/xxxx that supports the appraisal value within -10% variance. Resolved 2/15/2022.

*** (CURED) TRID- Initial CD delivery date test fail - EV R

COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued xx/xx/xxxx and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. If disclosure was delivered electronically, the E-consent is required as well. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	2	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation required to support original appraised value within 10% variance.
xxxxxx	4	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing third party valuation to support the appraisal value within 10% variance. UCDP CU risk score 2.6.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on xx/xx/xxxx without a valid change of circumstance. A cost to cure in the amount of $309.75 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). PLEASE NOTE - A change of circumstance is present in the file dated 11/2/2021 for a lock extension, however, there is no disclosure tied to it.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.

xxxxxx	6	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing additional valuation required to support original appraised value within 10% variance.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	9	xxxxxx		Agency Investor Securitization	3	2	3	3	3	1	1	2

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing UCDP/Valuation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID - 10% tolerance violation - EV R

COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Title - Mobile Notary Fee on 11/8/21, Title - Technology Fee for Closing on xx/xx/xxxx, Title-Abstract or Title Search Fee on 11/8/21 and Recording Fee xx/xx/xxxx A cost to cure in the amount of $158.10 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R

COMMENT: Missing insurance on xxxxxx the primary residence.

xxxxxx	10	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal (or stated PIW) value within 10% variance.
xxxxxx	653	xxxxxx		Agency Investor Securitization	3	3	3	3	1	1	3	1

*** (OPEN) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (OPEN) Post-closing Desk Review does not support value at origination - EV 3

																*** (CURED) Missing Documentation - EV R COMMENT: The subject property is on private road, the loan file does not contain a Private Road Maintenance agreement or proof one is not required.”
xxxxxx	14	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	16	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing third party valuation to support the appraisal value within 10% variance.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	18	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: missing additional valuation required to supports original appraised value within 10% variance.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. There were two CD’s provided. The first was issued xx/xx/xxxx and is unsigned. The second was issued xx/xx/xxxx and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. If disclosure was delivered electronically, the E-consent is required as well. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	19	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Title coverage $265k, loan amount $xxxxxx.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valaution to support original appraised value within 10% variance.

xxxxxx	20	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing additional valuation required to support original appraised value within 10% variance.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: Missing tax and insurance and proof owned free/clear xxxxxx.

1/18/2022: Need to provide copy of the policy with coverage amounts, dates and premium or provide copy of guidelines allowance for consideration 1/27/2022: Cleared. Received guidelines allowance insurance rate. $247.92 used

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	21	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing additional valuation required to support a original appraised value within 10% variance.

*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	22	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: File is missing Verification of Income for B1 previous employment with xxxxxx.

xxxxxx	23	xxxxxx		Agency Investor Securitization	3	1	3	3	3	1	1	1

*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The preliminary title policy located on p. 738 reflects loan amount of $xxxxxx. The closing loan amount was $xxxxxx. An endorsement to the policy is required to meet guidelines.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: There is no UCDP risk score in file due to the property type. Per guidelines a secondary valuation to validate the appraised value within 10% is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated 11/3/2021 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R COMMENT: The property located at xxxxxx is refinanced with same lender per final 1003 and cd, p. 343. The CD reflects loan amount of $xxxxxx and no PITI payments while the final 1003 reflects a loan amount of $xxxxxx. The loan amount and monthly payment of $1570.20 needs to be verified.

xxxxxx	718	xxxxxx		Agency Investor Securitization	3	3	1	3	1	1	3	1

*** (OPEN) Appraised value not supported. Form Type and CU Score - EV 3

COMMENT: ‘Missing Third Party Valuation product to support the appraisal value within 10% variance. No CU Risk score documented in the file

*** (OPEN) Post-closing Desk Review does not support value at origination - EV 3

xxxxxx	25	xxxxxx		Agency Investor Securitization	1	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation Product to support the PIW/Stated Value
xxxxxx	28	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuations Report to support the appraisal value.
xxxxxx	29	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
xxxxxx	30	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (CURED) TRID- Initial CD delivery date test fail - EV R COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated 11/2/2021 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	36	xxxxxx		Agency Investor Securitization	3	1	3	1	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (CURED) Missing Documentation - EV R COMMENT: The borrowers are non-permanent resident aliens, missing evidence of work visas to verify the borrowers continuance of work.

*** (CURED) TRID- Initial CD delivery date test fail - EV R COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	45	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing VOE for the borrower, xxxxxx, dated within 10 days of closing which is required per AUS.
xxxxxx	48	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	51	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R COMMENT: Loan file did not contain the following documentation to determine full DTI:

REO payments were not fully documented. Lender to provide the following: (1) PRIMARY: xxxxxx, xxxxxx, UT xxxxxx - (1st) xxxxxx x7186 - Taxes and insurance not documented. Lender to provide mortgage statement if escrowed, or documents taxes and insurance for property. (2) xxxxxx, xxxxxx, UT xxxxxx - xxxxxx x7591 - Balance and P&I from credit report. Taxes and insurance not documented. Lender to provide mortgage statement if escrowed, or documents taxes and insurance for property

xxxxxx	55	xxxxxx		Agency Investor Securitization	1	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value.
xxxxxx	59	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal (or stated PIW) value within 10% variance.
xxxxxx	60	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valaution to support original appraised value withn 10% variance.
xxxxxx	66	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	70	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The transaction funded prior to consummation. Per the CD issued xx/xx/xxxx, the transaction funded on xx/xx/xxxx; however, consummation took place on xx/xx/xxxx. The defect can be resolved by providing the true funding date. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	71	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	#N/A	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing UCDP/Valuation.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT: Missing YTD Profit Loss statements for the borrowers 2 businesses, xxxxxx and xxxxxx.

xxxxxx	80	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Title insurance amount needs to be at least $xxxxxx.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

xxxxxx	86	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: UCDPs with collateral risk score or third party valuation within 10% variance is missing from the file for securitization.

*** (CURED) Missing Documentation - EV R

COMMENT: Missing mortgage statement and HOA statement for the primary residence located at xxxxxx 1/18/2022: Need to provide copy of the policy with coverage amounts, dates and premium or provide copy of guidelines allowance for consideration

xxxxxx	94	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Stated property value not supported. Secondary value required. - EV R

COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. DU AUS indicated approve/eligible with a property inspection waiver, however secondary valuation and source required for securitizations.

xxxxxx	95	xxxxxx		Agency Investor Securitization	3	2	1	1	3	1	1	2

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2

COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. The PCCD was provided to correct the following item(s): Tolerance Cure. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.

*** (CURED) TRID - 10% tolerance violation - EV R

COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (xx/xx/xxxx). A cost to cure in the amount of $6.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	97	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																COMMENT: Title commitment in the file shows the proposed policy amount of $322,500, which is less than the loan amount of $xxxxxx. Missing evidence of the final title policy to verify sufficient coverage.
xxxxxx	99	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. CU Risk score of 2.6 documented in the file.
xxxxxx	100	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation or UCDPs from file to verify risk of property.
xxxxxx	109	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Missing Appraisal - EV R COMMENT: Missing copy of the appraisal in the file.
xxxxxx	129	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	170	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Comp Factor: Low DTI - EV R

COMMENT: The DTI exceeds the maximum limit. The total debt to income was found to be 59.6%, using the mortgage statement for the primary residence in file. Final 1003 shows a recent refinance of the primary residence. Missing documentation from the file of the refinance.

xxxxxx	172	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: File is missing the UCDP risk score for DU and LP required per guidelines.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT: AUS requires a twelve month payment history for all mortgages. The file is missing a twelve month history for xxxxxx and xxxxxx - both were the loans paid off with this refinance.

xxxxxx	735	xxxxxx		Agency Investor Securitization	3	3	1	3	1	1	3	1

*** (OPEN) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT: Missing Third Party Valuation Product to support the aprpaisal value within 10% tolerance.

*** (OPEN) Post-closing Desk Review does not support value at origination - EV 3

xxxxxx	177	xxxxxx		Agency Investor Securitization	2	2	2	1	2	2	1	2

*** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 2

COMMENT: The Affiliated Business Disclosure is missing. Per regulation, the form is required whenever a settlement service provider refers the consumer to a provider with whom the referring party has an ownership or other beneficial interest. The form must be provided at the time of referral. The defect can be resolved by providing the missing disclosure. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (OPEN) TRID - SPL missing - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	1158	xxxxxx		Agency Investor Securitization	3	3	1	3	1	2	3	1

*** (OPEN) Post-closing Field Review does not support value at origination - EV 3
COMMENT: 2/25/2022 Exception remains.

*** (OPEN) Stated property value not supported. Secondary value required. - EV 3
COMMENT: Missing Third Party Valuation Product to support Stated PIW value

xxxxxx	184	xxxxxx		Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure 10/22/21 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $810.00is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement was given, however not enough to cure violation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)) Without evidence of receipt, it is assumed that the disclosure dated 10/22/21 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	185	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuations to support the appraisal value within 10% tolerance

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R COMMENT: Lender to fully documents PITIA for the following rental properties:

* xxxxxx, xxxxxx, NC

* xxxxxx, xxxxxx, NC

The closed-loan package does not contain documentation verifying principal and interest, property taxes, HOI or HOA fees (if applicable). Lender to fully document PITIA in order to determine accurate DTI.

xxxxxx	186	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing third party valuation within 10% variance for securitization.

*** (CURED) QM Points and Fees - EV R
COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $110,260.00 or more, and the transaction’s total points and fees is $22,338.00, which exceeds 3 percent of the total loan amount of $xxxxxx. The following fees were included in the calculation: Discount Points $21,164.00, Tax Service Fee $74.00, and Underwriting Fee $1100.00. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.

xxxxxx	187	xxxxxx	Agency Investor Securitization	3	2	2	3	3	2	1	1	*** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 2
														COMMENT: The Affiliated Business Disclosure is missing. Per regulation, the form is required whenever a settlement service provider refers the consumer to a provider with whom the referring party has an ownership or other beneficial interest. The form must be provided at the time of referral. The defect can be resolved by providing the missing disclosure. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing UCDP/valuation.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	189	xxxxxx		Agency Investor Securitization	3	2	3	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT: Proof of hazard insurance for the subject property is missing from the loan file.

*** (CURED) Stated property value not supported. Secondary value required. - EV R
COMMENT: Missing Third Party Valuation to support the Stated PIW value.

xxxxxx	191		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	193		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	195		xxxxxx	Agency Investor Securitization	3	1	3	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU or LCA Risk scores indicated in the file.

*** (CURED) Missing TRID RESPA Disclosures - EV R

COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID- Initial CD delivery date test fail - EV R

COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)) Without evidence of receipt, it is assumed that the disclosure dated 11/3/21 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R

COMMENT: HOA xxxxxx As this is only one unit in the building are there HOA dues that were not indicated on the application or documented in the file. Provide documentation for same or LOE as there were no additional fees reflected on application for this property and HOA dues would not be escrowed.

xxxxxx	198		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: The UCDP for subject property is 2.6. Provide additional valuation as required for securitization

*** (CURED) Missing asset documentation (ATR) - EV R

COMMENT: There is an additional checking account asset reflected on the application and in file DU for 16708.19 however, no corresponding account was found in the PDF. Asset review calculator reflects only the amounts validated in the September Chase accounts entered in the Asset calculation section on the spreadsheets uploaded to DTI calculation. The assets as verified are not sufficient for the required reserves per DU of 389997.10 as the cash out amount cannot be considered. Need the 2 months statements that validate the additional amount of 16708.19 reflected.

xxxxxx	199		xxxxxx	Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) TRID- Initial CD delivery date test fail - EV R

COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated 11/5/2021 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required.

xxxxxx	200		xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

xxxxxx	12		xxxxxx	Agency Investor Securitization	3	3	3	3	3	3	1	1

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3

COMMENT: DU is not valid as DTI is 49.7/61% not 30/39% due to borrower recently going part time (see pay stub page 1278 and VVOE page 1101).

*** (OPEN) Housing (Front) Ratio does not meet eligibility requirement(s) - EV 3

COMMENT: DU is not valid as DTI is 49.7/61% not 30/39% due to borrower recently going part time (see pay stub page 1278 and VVOE page 1101).

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing UCDP/Valuation.

*** (CURED) QM Points and Fees - EV R

COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $110,260.00 but at least $66,156.00, and the transaction’s total points and fees is $3,865.62, which exceeds $3,308.00. The following fees were included in the calculation: Commitment Fee, Mortgage Broker Fee Indirect, Discount Points, Tax Service. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.

*** (CURED) TRID - Zero tolerance violation - EV R

COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 11/30/2021 was not accepted because a valid change of circumstance was not provided: Discount Points. A cost to cure in the amount of $96.60 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

xxxxxx	202		xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) Missing TRID RESPA Disclosures - EV R

COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	203		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions

xxxxxx	204		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) 1003 Application [information not provide] - EV R

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: FNMA UCDP Score is not available, additonal AVM, CDA or apprasial valuation is required to verify the appraised value is within a 10% variance.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R

COMMENT: MAX DTI per LPA is 33%, self employment income was excluded as there are no verifications that income has continued.

*** (CURED) Transmittal (1008) is Missing - EV R

COMMENT: 1008 is missing from file.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R

COMMENT: File 1003 shows a new loan was closed for property xxxxxx but no documentation is provided to verify PITI

xxxxxx	206		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	207		xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

xxxxxx	216		xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) Missing TRID RESPA Disclosures - EV R

COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	217		xxxxxx	Agency Investor Securitization	3	2	1	3	2	1	1	2

*** (OPEN) Homeownership Counseling List - EV 2

COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, xx/xx/xxxx. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: FNMA UCDP Score is not available, file requires additional valuation, AVM or CDA to verify the appraised value is within a 10% variance.

xxxxxx	221		xxxxxx	Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing UCDP/Valuation.

*** (CURED) TRID- Initial CD delivery date test fail - EV R

COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated 11/3/2021 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	222		xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing UCDP/Valuation.

xxxxxx	226		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	230		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing updated valuation to support the appraisal value within 10% tolerance

xxxxxx	232		xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R COMMENT: Affiliated Business Disclosure is missing.

xxxxxx	233		xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Missing proof of hazard insurance - EV R

COMMENT: HOI was not verified for subject property and investment properties xxxxxx and xxxxxx The lender verified HOI for subject property to be $1495.11. Audit did not find documentation to support this finding. Audit did verify the Primary HOI of $1495.11.

xxxxxx	236	xxxxxx		Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent.

*** (CURED) TRID- Initial CD delivery date test fail - EV R

COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii). Without evidence of receipt, it is assumed that the disclosure dated 11/18/2021 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required.

xxxxxx	241	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal within 10% tolerance

xxxxxx	244	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Mortgage history for primary residence less than 12 months - EV R

COMMENT: Borrower rents primary residence (lease pg 553). DU requires housing expense to be verified with fully executed lease and two months canceled checks/equivalent payment. The loan file is missing two months canceled checks/equivalent payment for $2669.00/mo. The bank statements do now show rental payments.

xxxxxx	245	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation to support original appraised value within 10% variance.

*** (CURED) Missing asset documentation (ATR) - EV R

COMMENT: Missing xxxxxx Statement for month of October or full 30 days of November to have a full months available on the xxxxxx accounts. The Quick Statement covers less than one month from 11/1/21 thru 11/24/21 and the prior statement is for September 1 - 30 2021. DU required statement covering full month and as the assets used are from the November quick statement, the most recent prior statement or full November statement or quick statement from 10//24 thru 10/31 to cover the full month required.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R

COMMENT: xxxxxx with balance of 7311 and payment of 110/month was omitted from the final UW submission to DU but was not paid at close on the final CD. Provide documentation that supports the omission. File was submitted to AUS (DU)with what looks to be final run # 14 on 12/2/21 with a payroll deducted child support obligation for xxxxxx. It should be noted that this is also reflected on the credit report with last activity in August of 2021, payroll deductions still coming out as oof 9/30/31 pay date. There is no documentation in the file to support omission of this and this was not reflected as an obligation on either initial or final applications signed by the borrowers. Provide documentation to support that this is no longer an obligation and that the payroll deductions have ceased or that there are less than 10 payments remaining. Copy of divorce decree/support order required as well to confirm the dependent(s) age(s).

xxxxxx	248	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Appraised value $xxxxxx, as-is which is the same as the purchase price. UCDP score n/a, property location not covered by the model. Missing third party valuation supporting appraised value within 10%. The loan file has a ServiceLink PRO Collateral Risk Score (pg 1471). ServiceLink is not an approved third party vendor.

xxxxxx	252	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Missing Appraisal - EV R COMMENT: Lender provided a complete 1073 appraisal with a value of $xxxxxx and eff date 10/20/2021 on 2/14/2022. Resolved 2/15/2022.

xxxxxx	257	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing third party valuation product to support the appraisal value within 10% variance. No CU Risk score documented in the file.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions

xxxxxx	260	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) TRID- Initial CD delivery date test fail - EV R

COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	261	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: ‘Missing Third Party Valuation product to support the appraisal value within 10% variance. No CU Risk score documented in the file

xxxxxx	262	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Missing Documentation - EV R

COMMENT: Missing Mortgage Statement for primary residence located on xxxxxx. Unable to accurately verify the monthly PITI for the debt ratio calculation.

*** (CURED) Missing proof of hazard insurance - EV R

COMMENT: Missing evidence of the hazard insurance declaration page. Printout in the file (pg 528) shows xxxxxx Insurance policy with policy number, coverage amount and expiration date, however no address or names listed on the printout, unable to verify the policy is for the subject property.

xxxxxx	263	xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent.

xxxxxx	273		xxxxxx	Agency Investor Securitization	3	1	3	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation product to support the appraisal value within 10% variance. No CU Risk score documented in the file

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT: Missing evidence of hazard insurance for the subject property in the file.

*** (CURED) QM Points and Fees - EV R
COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $110,260.00 or more, and the transaction’s total points and fees is $8,005.67, which exceeds 3 percent of the total loan amount of $xxxxxx; The following fees were included in the calculation: Tax Service Fee ($74), Underwriting Fee ($1100), and Loan Discount Fee (less excludable bona fide discount points) ($6831.67). An undiscounted rate of 4.374% was used for the calculation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	276		xxxxxx	Agency Investor Securitization	3	2	1	3	1	1	2	1	*** (OPEN) PIW loan. Value supported by secondary value. - EV2			*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

xxxxxx	283		xxxxxx	Agency Investor Securitization	3	2	3	1	1	2	1	1	*** (OPEN) Application Missing - EV 2 COMMENT: Missing copy of the final signed loan application in the file.

xxxxxx	286		xxxxxx	Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing third party valuation to support the appraisal value within 10% variance.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f). (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated 12/3/2021 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	293		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing Third Party Valuation Productto support the appraisal value within 10% variance.

*** (CURED) DTI > 60% - EV R
COMMENT: Per documentation in the file, the borrower’s DTI is 64.493%, lender approved with the DTI of 48.32%. Lender omitted a monthly payment to xxxxxx with balance of $7036 and monthly payment of $422, however no documentation in the file to verify the loan was paid prior to closing.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: Per documentation in the file, the borrower’s DTI is 64.493%, lender approved with the DTI of 48.32%. Lender omitted a monthly payment to xxxxxx with balance of $7036 and monthly payment of $422, however no documentation in the file to verify the loan was paid prior to closing.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R

COMMENT: Per documentation in the file, the borrower’s DTI is 64.493%, lender approved with the DTI of 48.32%. Lender omitted a monthly payment to xxxxxx with balance of $7036 and monthly payment of $422, however no documentation in the file to verify the loan was paid prior to closing

xxxxxx	303		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing additional valuation to support original appraised value within 10% variance.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT: Subject Property HOI was not located in file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The CD issued on xx/xx/xxxx is missing the following Settlement Agent information from the Contact Information table: Primary Contact. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT: VOE for B2 is dated xx/xx/xx, Note date is xx/xx/xx, VOE not within 10 days of note.

xxxxxx	305		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	310		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: FNMA UCDP Score is not available for this file, SSR documentation is missing. Additional valuation, CDA or AVM is required to verify the value is within a 10% variance. AIR report is also missing from appraisal. File is missing mortgage statements for all existing REO’s.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT: Assets do not meet reserve requirements, as large deposits in the amount of $111,106.09 and $182,000 were removed from available assets. There is not documentation to source the assets deposited in the file.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT: Hazard insurance is missing from the file

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: Additional REO mortgage statements are not on file for primary or investment properties, 1003 and credit report show additional mortgages for existing REO properties.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	311		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: FNMA UCDP Score is not available for this file as the document is missing. The SSR report is needed to verify the UCDP score is 2.5 or less, if the score is over 2.5 additional valuation, CDA or AVM is requires to verify the appraised value is within a 10% variance.

*** (CURED) Missing proof of hazard insurance - EV R

COMMENT: Hazard insurance documentation is missing from the file.

*** (CURED) Transmittal (1008) is Missing - EV R

COMMENT: 1008 Underwriter Transmittal summary is missing from file

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R

COMMENT: Unable to verify PITI for primary residence as current mortgage statement, tax and insurance information is missing from the file.

xxxxxx	353		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation to support the appraisal value within 10% variance.

xxxxxx	358	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: The UCDP risk score is 2.7. Any risk score above 2.5 requires a Desktop Review to validate the appraised value within 10%.

xxxxxx	373		xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent.

If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	379		xxxxxx	Agency Investor Securitization	3	2	3	3	1	1	2	1	*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT: The initial underwriter noted on the final 1008 that two properties were in process for refinances - the 1008 and 1003 are in file. Also noted is that the current lender’s PITI was higher than the refinance payments so it was more conservative to use current mortgage information to qualify. Also noted that the CD’s would be added to file to verify that the PITI is lower. The new CD’s are not in file.

*** (CURED) Stated property value not supported. Secondary value required. - EV R
COMMENT: Missing Third Party Valuation to support the Stated PIW value.

xxxxxx	386		xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing Third Party Valuation product to support the appraisal value within 10% Variance.

*** (CURED) Missing Doc - EV R
COMMENT: Missing Documentation of New PITI of xxxxxx property simo refinance for Rental income analysis.

*** (CURED) Property listed for sale in past 12 months - EV R
COMMENT: Appraiser either needs to correct or provide documentation of what and when for sale.

*** (CURED) Title policy missing - EV R
COMMENT: Title policy loan coverage listed as “TBD”. This needs to be corrected. Pg. 542

xxxxxx	396		xxxxxx	Agency Investor Securitization	3	1	3	1	3	1	1	1

*** (CURED) Amount of title insurance is less than mortgage amount - EV R

COMMENT: Title commitment shows the amount of insurance as $246,000. Loan amount is $xxxxxx.

COMMENT: Title commitment shows the amount of insurance as $246,000. Loan amount is $xxxxxx.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: The loan failed the charges that in total cannot increase more than 10% test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on xx/xx/xx was disclosed within 3 business days of the change. Therefore, the increase/addition to the following fees was not accepted: Recording Fees of $213.70. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $46.20 is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of Appraisal Fee Final Inspection and increase to Transfer Taxes on disclosure 9/29/21 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $321.20 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	406		xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation to support the appraisal value within 10% variance.

xxxxxx	407		xxxxxx	Agency Investor Securitization	3	2	1	1	3	1	1	2

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2

COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, <enter consummation date>. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2

COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) TRID - 10% tolerance violation - EV R

COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The addition of the Mobile Notary Fee on 9/23/21 was not accepted because a valid reason was not provided. A cost to cure in the amount of $83.58 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R

COMMENT: 2/28/2022: Resolved. CD’s received for other properties (JR)

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R

COMMENT: The closing CD for xxxxxx and xxxxxx xxxxxx are not in file and the updated PITI was used to qualify.

xxxxxx	410		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	414		xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing secondary valuation required for securitization.

xxxxxx	419		xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal value

xxxxxx	421		xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% variance is missing from the loan file.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions

xxxxxx	424	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R *** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing VVOE for borrower.

xxxxxx	426	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing third party valuation within 10% variance from the loan file.

*** (CURED) Missing flood cert - EV R
COMMENT: Flood certification in file is for a different property address than the subject. Please provide flood certification for the subject property located at xxxxxx

xxxxxx	427	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	428	xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on 9/20/21 was not accepted because a valid change of circumstance was not provided. The addition/increase of Extension fee on 10/7/21 and 10/21/21 were not accepted: although the changes appear to be valid, because COC were not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $2494 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	430	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing secondary valuation required for securitization.

xxxxxx	437	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing secondary valuation required for securitization. No CU Score reported on UCDP Report.

xxxxxx	438	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	439	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	441	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing secondary valuation required for securitization. CU Score is 3.4

xxxxxx	444	xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
																COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $xxxxxx. The disclosed finance charge of $xxxxxx is not considered accurate because it is understated by more than $100. The loan is understated by $245.25. The following fees were included in the calculation: Administration Fee ($1100), Application Fee ($100), Funding Fee ($300), Loan Document Fee ($250), Processing Fee ($450), Underwriting Fee ($495), Flood Certification ($15), Escrow Fee ($500), and Sub-Escrow ($45). The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	445	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal.

xxxxxx	447	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Lender to provide copy of AVM or method used to support value fo xxxxxx for subject property.

xxxxxx	448	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU Risk score documented in the file.

xxxxxx	449	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: 1003 REO indicates borrower owns property at xxxxxx, xxxxxx, WA xxxxxx which is not reported on Schedule E. The loan file is missing documentation to verify the property is owned free and clear and T&I payment of $56.82.

xxxxxx	450	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Mortgage not properly executed - EV R COMMENT: The Security Instrument was not fully executed by the notary

xxxxxx	452	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: UCDP Risk Score was a 3.7 without secondary valuation to support appraised value.

xxxxxx	457	xxxxxx		Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation product to support appraisal within 10%

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	459	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	463	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Missing Documentation - EV R
COMMENT: Missing explanation for cash out letter.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT: The borrower is purchasing and closing on a primary residence same day as refinance - need the closing CD in file. The reviewer used the figures from the Final 1003 - same lender.

xxxxxx	464	xxxxxx	Agency Investor Securitization	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fee(s) on 8/25/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	465	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	466	xxxxxx		Agency Investor Securitization	3	2	1	3	3	1	1	2

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page 3 of the CD issued on xx/xx/xxxx in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on xx/xx/xxxx. The CD shows $xxxxxx whereas the LE shows $xxxxxx; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The CD issued on xx/xx/xxxx is inaccurate. In the escrow section on page 4, a reason is not given for the lack of escrow account. (i.e. declined by borrower or not offered by lender) If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, xx/xx/xxxx. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fee(s) on 8/17/2021 was not accepted because a valid change of circumstance was not provided: Points and Appraisal Fee. A cost to cure in the amount of $1744.75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	#N/A	xxxxxx	Agency Investor Securitization	3	3	3	1	1	3	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 3
COMMENT: The subject property has been financed since 2019 and guidelines require a 12 month payment history. The file includes a four month history, p. 813.
*** (OPEN) Loan does not conform to program guidelines - EV 3 COMMENT: The AUS DU in file is approve/ineligible, page 1105. Securitization requires an approve/eligible AUS in the file.
*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
COMMENT: DU requires a two year employment history with an explanation for any gaps in employment. The current employment started in July (based on YTD paystubs) - there is no VOE in file that reflects start date. The previous employment was a self employed job and a 1099 income for non employee compensation - according to 1099s and W2’s in file. AUS DU requires verification of previous employment to establish a two year history. The previous employment has not been verified.
*** (OPEN) Unable to verify all credit obligations (ATR) - EV 3
													COMMENT: There is a rental property in xxxxxx that reflects mortgage interest paid on the 2020 1040 schedule E. The status of the property and the debt are not addressed in file.
xxxxxx	471	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Missing Doc - EV R COMMENT: *Audit did not verify Taxes and HOI for property xxxxxx. Missing documentation in file.
xxxxxx	472	xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test and the charges that cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on xx/xx/xxxx was not disclosed within 3 days of the application date, xx/xx/xxxx. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) TRID- SPL late - EV R
																COMMENT: The Service Provider List issued on 9/20/2021 was not disclosed within 3 days of the application date, xx/xx/xxxx. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	473	xxxxxx		Agency Investor Securitization	2	2	2	1	1	2	1	1		*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2 COMMENT: Only 6 months mortgage history reflected on the credti report.
xxxxxx	477	xxxxxx	Agency Investor Securitization	3	2	3	3	1	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT: Guidelines require all pages of the bank statements to include name of institution, bank holder name and account number. The assets in file are missing all pages and name of institution.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: The UCDP risk score of 2.6 required a Desktop Appraisal review to validate the appraised value within 10%.
*** (CURED) Missing Documentation - EV R
																COMMENT: The PITI for the current primary residence is missing from file. Mortgage was recently refinanced with same lender.
xxxxxx	478	xxxxxx	Agency Investor Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Gap in employment (ATR) - EV 2
														COMMENT: The last date of employment with previous employer was 7/16/21. The borr then relocated to TN from CA. Per the offer letter on page 273, the first day of employment was 9/7/21.
xxxxxx	480	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Pre-closing AVM does not support value at origination - EV R
xxxxxx	481	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation. Additional valuation needed.
xxxxxx	484	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Valuation product to support the appraisal value within 10% variance. No CU Risk score documented in the file.
xxxxxx	487	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Additional Valuation needed. Missing third party valuation.
xxxxxx	490	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	491	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal within 10%
*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: DTI is higher than underwriter review, variance is due to difference in income reviewed.
*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT: DTI is higher than underwriter review, variance is due to difference in income reviewed.
*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: Property owned by borrower is not impounded, tax information is not available on file.
xxxxxx	494	xxxxxx	Agency Investor Securitization	3	1	3	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing additional valaution required, UCDP risk score is 2.6
*** (CURED) Missing Doc - EV R
COMMENT: Letter of explanation for cash out is required.
*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
																COMMENT: The Closing CD and/or Note for the refinance of xxxxxx investment property must be in file and verify P&I payments of $1459.40 along with payoff of xxxxxx mortgage.
xxxxxx	495	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% variance missing from the file.
xxxxxx	500	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support appraisal within 10% variance.
*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: File is missing mortgage statement for primary residence, mortgage statement needed to verify PITI and DTI.
xxxxxx	502	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing the 2020 1040 tax return. AUS requires the most recent year tax return. Lender qualified using 2020 1040 schedule C income.
xxxxxx	504	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuations to support appraisal within 10% variance
xxxxxx	505	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	508	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	514	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	518	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The amount of title insurance is $180,000.00 according to Sch A Per the Preliminary Title on pg. 393
xxxxxx	520	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																COMMENT: Title Commitment in the file shows the proposed policy amount of $308,500, which is below the loan amount of $xxxxxx. No evidence of the final title policy in the file to verify sufficient coverage.
xxxxxx	524	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	526	xxxxxx	Agency Investor Securitization	3	2	1	3	1	1	2	1	*** (OPEN) PIW loan. Value supported by secondary value. - EV2	*** (CURED) Stated property value not supported. Secondary value required. - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. DU AUS in the file shows approve/eligible with a property inspection waiver, secondary valuation and source is required on securitizations.
xxxxxx	527	xxxxxx	Agency Investor Securitization	3	2	1	3	1	1	2	1	*** (OPEN) PIW loan. Value supported by secondary value. - EV2	*** (CURED) Stated property value not supported. Secondary value required. - EV R
																COMMENT: Appraisal value used is $xxxxxx. AUS waived the full appraisal requirement. Missing Third Party Valuation Product to support the stated PIW value within 10% variance
xxxxxx	528	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
xxxxxx	536	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	537	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	539	xxxxxx	Agency Investor Securitization	3	2	1	3	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
														COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.		*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal value within 10%
xxxxxx	540	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation required, no CU score provided.
xxxxxx	541	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Assets are not sufficient to close - EV R COMMENT: No verification of assets labeled “other” on app and AUS in the amount of $300000
xxxxxx	542	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% variance of the appraisal is missing from the file.
xxxxxx	543	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	546	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT: *Missing evidence of 2020 personal tax returns or evidence of an extension request in the file.
																**Missing a complete copy of the borrowers 2020 1120 business tax returns in the file, incomplete copy provided in the file.
xxxxxx	549	xxxxxx	Agency Investor Securitization	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Title commitment in the file shows the policy amount of $315,000, which is below the loan amount of $xxxxxxx. Missing evidence of the final title policy to verify sufficient coverage was provided.
*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) Mortgage not properly executed - EV R
COMMENT: The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete/inaccurate: Notary date was not completed and missing notary seal.
*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	553	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	555	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	556	xxxxxx	Agency Investor Securitization	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Closing Protection Letter Fee (9/14/2021), Deed Preparation Fee (8/23/2021), and Lender’s Title Insurance (9/14/2021). A cost to cure in the amount of $44.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on 8/15/2021 was not accepted because a valid change of circumstance was not provided: Transfer Tax. A cost to cure in the amount of $7.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	557	xxxxxx	Agency Investor Securitization	2	2	1	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
														COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, xx/xx/xxxx. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application.
xxxxxx	558	xxxxxx	Agency Investor Securitization	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing the third party valuation product to support the appraisal value within 10% variance.
*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $1806.25 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
																*** (CURED) TRID - SPL missing - EV R COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	559	xxxxxx	Agency Investor Securitization	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on 8/9/2021 was not accepted because a valid change of circumstance was not provided: Rent Schedule Fee. A cost to cure in the amount of $150 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	561	xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer’s consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	562	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	564	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan file is missing documentation to verify the property taxes of $xxxxxx for the primary residence. The DRIVE report does not list amount of taxes for this property. The mortgage statement shows the account does not include escrow for taxes.
xxxxxx	566	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	569	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	571	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	573	xxxxxx	Agency Investor Securitization	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing additional valuation required, CU score 2.7
*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	574	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	575	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Appraised value $xxxxxx, as-is. UCDP score n/a as subject is multi-unit dwelling. Missing third party valuation supporting appraised value within 10%.
xxxxxx	579	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	581	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU Risk score documented in the file.
xxxxxx	585	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	586	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation required, CU score 3.1.
xxxxxx	593	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	597	xxxxxx	Agency Investor Securitization	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
														COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
xxxxxx	599	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation product to support the appraisal within 10% variance.
xxxxxx	601	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal value within 10% variance
xxxxxx	602	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Loan requires a secondary valuation to support the appraised value. CU score 3.2.
xxxxxx	607	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	611	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.
*** (CURED) Missing Documentation - EV R
COMMENT: Documentation to veify the PITIA on the investment properties were not provided. The tax bills are required.
*** (CURED) Missing asset documentation (ATR) - EV R
																COMMENT: Stock Asset: Document liquidation/withdrawal of sufficient funds needed for closing AND deposit of funds into liquid account with funds included in available balance. xxxxxx $xxxxxx
xxxxxx	612	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	613	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	617	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	619	xxxxxx	Agency Investor Securitization	3	2	1	3	1	1	2	1	*** (OPEN) PIW loan. Value supported by secondary value. - EV2	*** (CURED) Stated property value not supported. Secondary value required. - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. DU AUS in the file shows the loan was approve/eligible with a property inspection waiver, no secondary valuation provided in the file.
xxxxxx	620	xxxxxx	Agency Investor Securitization	3	1	1	1	3	1	1	1	*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT: The loan failed the charges that in total cannot increase more than 10% test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on xx/xx/xxxx was disclosed within 3 business days of the change. Therefore, the increase to the following fees was not accepted: Lender’s Title Insurance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $13.00 is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on 9/10/2021 was not accepted because a valid change of circumstance was not provided. The increase to the Transfer Taxes on 9/22/2021 was not accepted: although the change to Transfer Taxes appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $11.48 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
xxxxxx	623	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	628	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title commitment in the file shows coverage amount of $324,000, which is below the loan amount of $xxxxxx. Missing evidence of the final title policy to verify sufficient coverage.
																*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. CU Risk score of 2.8.
xxxxxx	634	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: FNMA UCDP Score is not available for this property, additional CDA, AVM or valuation is required to verify the appraised value is within a 10% variance.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	637	xxxxxx	Agency Investor Securitization	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 09/2/2021 was not accepted because a valid change of circumstance was not provided: Condo Questionnaire. A cost to cure in the amount of $46.00 required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: The DTI is 44.9% which exceeds the AUS ratio but more than 3%. The original 1008 and 1003 uses only the HOA fee as debt for investment property located at xxxxxx - the reviewer added taxes and insurance. The taxes for the primary residence used to qualify were the taxes for the subject - the primary residence taxes are much higher - see Drive report page 457. The ratios can also be lowered by calcuating the rent for xxxxxx from the 2020 schedule E.
*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
																COMMENT: The DTI is 44.9% which exceeds the AUS ratio but more than 3%. The original 1008 and 1003 uses only the HOA fee as debt for investment property located at xxxxxx - the reviewer added taxes and insurance. The taxes for the primary residence used to qualify were the taxes for the subject - the primary residence taxes are much higher - see Drive report page 457. The ratios can also be lowered by calcuating the rent for xxxxxx from the 2020 schedule E.
xxxxxx	638	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	639	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	642	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	646	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.
xxxxxx	650	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. CU Risk score of 2.6 documented in the file.
xxxxxx	175	xxxxxx	Agency Investor Securitization	3	3	3	3	1	1	3	1	*** (OPEN) Completed “Subject To” w/o Compltn Cert in File - EV 3 COMMENT: Missing Final inspection with repairs and mold remediation.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing valuation (4 unit property).
																*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R COMMENT: Missing Tax and Insurance for xxxxxx property (no escrows, not in file and no tax returns).
xxxxxx	654	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	655	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	656	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Missing Doc - EV R COMMENT: Letter of explanation for cash out is missing.
xxxxxx	657	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Third party valuation within 10% variance is missing from the loan file.
																*** (CURED) Missing Documentation - EV R COMMENT: Missing mortgage statement for the loan for the primary residence located at xxxxxx
xxxxxx	659	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	661	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	664	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	665	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	668	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: 1003 and Fraud guard show alternate REOs with mortgages, mortgage statements and HOA information is missing from file for 3 currently owned REOS to verify full DTI. If properties are not escrowed, taxes and insurance would be required.
xxxxxx	669	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing third party valuation to support the appraisal value within 10% variance. No CU risk score due to property type.
xxxxxx	672	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	675	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	677	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Appraised value $xxxxxx, as-is. Purchase price $xxxxxx used to calculate LTV. UCDP score 2.6. Missing third party valuation supporting appraised value within 10%. Additional appraisals in the loan file are duplicates of the original appraisal.
xxxxxx	679	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	681	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: 1003 REO indicates xxxxxx property has new mortgage with xxxxxx #xxxxxx. Missing documentation to verify the P&I payment of $1118.74 (taxes and insurance verified with tax returns). The loan file has the Loan Estimate document.
xxxxxx	682	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	685	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	688	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	689	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	690	xxxxxx	Agency Investor Securitization	2	2	2	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
														COMMENT: DU AUS in the file shows approve eligible with the DTI of 29.52%, review calculated a DTI of 34.448%, a difference of 4.928%. Lender did not include the full montly PITI payments for all properties financed by the borrower. DTI is still below 43% and does meet QM requirements, level 2.
xxxxxx	178	xxxxxx	Agency Investor Securitization	3	2	3	1	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, xx/xx/xxxx. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (OPEN) TRID - SPL missing - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The Initial Escrow Account Statement dated xx/xx/xxxx is inaccurate. The information on the IEAD does not match the final CD (dated xx/xx/xxxx). The IEAD shows a monthly escrow payment of $633.15, but the CD shows $639.40. the IEAD shows an initial escrow balance of $1266.30, but the CD shows $1278.80. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued xx/xx/xxxx and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. If disclosure was delivered electronically, the E-consent is required as well. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
																COMMENT: The CD for the refinance of the primary residence is missing from file. The DTI was calculated using the terms of the new refinance.
xxxxxx	694	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	697	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	698	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	699	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: CU score 2.7; missing updated valuation to support appraisal value within 10%.
xxxxxx	201	xxxxxx	Agency Investor Securitization	3	3	3	3	1	3	1	1	*** (OPEN) Unable to verify all credit obligations (ATR) - EV 3
													COMMENT: Borrower was qualified with no child support obligation. The application reflects 2 dependents xxxxxx year of age. The divorce papers in the file reference the possibility of child support yet there is no support order in the file. Provide documentation to support the exclusion of any child support obligation by the borrower or the support order to show how much, if any the borrower is obligated to pay on a monthly basis.			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation required to support the original appraised value within 10% variance.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	701	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R

COMMENT: File is missing mortgage statement, taxes and insurance for all current owned properties including the primary residence.

xxxxxx	714	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	468	xxxxxx		Agency Investor Securitization	3	3	3	1	1	3	1	1	*** (OPEN) Asset do not meet guidelines - EV 3 COMMENT: Need second month statement to use, Per AUS, Pg 405 Checking 2398 $xxxxxx & Pg 423 Checking 7321, $xxxxxx

*** (CURED) Asset documentation does not meet guideline requirment - EV R

COMMENT: Need Proof of sale, xxxxxx

Need Tax and Insurance primary res, xxxxxx

Need P&I, Tax and Insurance Rental, xxxxxx

Need P&I, Tax and Insurance Rental, xxxxxx

Need P&I, Tax and Insurance Rental, xxxxxx

*** (CURED) Documentation Does Not Support - EV R

COMMENT: There are 12 mortgage properties, AUS recognizes 10, this needs to be resolved and or findings reran.

*** (CURED) Income documentation does not meet guidelines - EV R

COMMENT: Need complete 1040 for tax years 2019 + 2020 including all schedules and supporting statements.

Need complete form 1065 & K-1’s for tax years 2019 + 2020 including all schedules and supporting statements.

*** (CURED) Missing Doc - EV R

COMMENT: This property is in a PUD project. Documentation is needed to determine that the PUD project meets the underwriting requirements of the applicable project classification

xxxxxx	722	xxxxxx		Agency Investor Securitization	3	1	1	1	3	1	1	1

*** (CURED) TRID - Zero tolerance violation - EV R

COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Fee. The change occurred on 9/13/2021; however, the disclosure was not issued until 9/24/2021. A cost to cure in the amount of $400 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	723	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	727	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	732	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: CU score 2.6; missing updated valuation to support appraisal value within 10%.
xxxxxx	693	xxxxxx		Agency Investor Securitization	3	3	3	3	1	3	3	1

*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 3

COMMENT: The loan file has 3 copies of the same appraisal and is missing the 1007 comparable rent schedule. Comparable rent schedule required unless subject property rental income is not included. DU was run showing rental income for the subject property but is not allowed due to no primary housing expense payment.

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3

COMMENT: Audit DTI 21.136%. DU/10085 DTI 14.8%. DTI difference of 6.336% is due to HOA fee for rental property and subject property negative cash flow. DTI exceeds 3% variance.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3

COMMENT: Audit DTI 21.136%. DU/10085 DTI 14.8%. DTI difference of 6.336% is due to HOA fee for rental property and subject property negative cash flow. DTI exceeds 3% variance.

*** (OPEN) Documentation Does Not Support - EV 3

COMMENT: 1003 REO - xxxxxx shows rental income of $25.00 with gross monthly rent of $1300. The HOA fee of $365 is not included in the rental calculation. Documentation supporting $1300/month rent is not in the loan file. DU requires the borrowers most recent federal income tax return (pages 1, 2 and Schedule E), or a copy of the current lease agreement.

*** (CURED) Asset Verification insufficient - EV R

COMMENT: The down payment amount of $xxxxxx has not been verified. Assets verified from xxxxxx checking/savings = $86436.30. Thrift Savings Plan statements do not show withdrawals/liquidation to complete the down payment.

*** (CURED) Documentation to Support DU Data is Missing - EV R

COMMENT: xxxxxx HELOC #xxxxxx is not disclosed on the application. The credit report shows paid with 0 balance but is not reporting as closed. DU requires open/active mortgages to be entered on the loan application or provide documentation the account has been closed.

xxxxxx	745	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% variance is missing from the loan file.
xxxxxx	747	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
xxxxxx	750	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation to support the appraisal value within 10% variance.
xxxxxx	751	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: CU score 3.3 per the UCDP report. Missing secondary valuation to support the appraised value of $xxxxxx within 10%.
xxxxxx	760	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Value used by lender not supported - EV R COMMENT: Lender provided an Desk Review on 2.9.22 to support the appraisal value within -10% variance.
xxxxxx	761	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	764	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R

COMMENT: There was a concurrent purchase closing for a property on xxxxxx - the CD is not in file to verify PITI and funds for closing.

xxxxxx	771	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	772	xxxxxx		Agency Investor Securitization	2	2	2	1	1	2	1	1

*** (OPEN) Special information booklet is Missing - EV 2

COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.

xxxxxx	776	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	780	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	781	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	782	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	784	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Appraisal value is xxxxxx. FNMA UCDP Score is 2.6. Missing Third Party Valuation Product to support the appraisal value within 10% variance.

xxxxxx	785	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: -Fannie Mae UCDP score was not provided on summary report. pg. 442. Missing third party valuation within 10% variance from the loan file.

*** (CURED) Missing Documentation - EV R

COMMENT: Missing proof of taxes for APN xxxxxx and APN xxxxxx showing on the REO section of the 1003

xxxxxx	786	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuations to support the appraisal
xxxxxx	788	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Missing Documentation - EV R

COMMENT: The Right to Receive a Copy of the Appraisal Disclosure was missing from the loan file.

*** (CURED) Missing Documentation - EV R

COMMENT: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxxxxx	796	xxxxxx		Agency Investor Securitization	3	2	1	1	3	1	1	2

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2

COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) TRID - Zero tolerance violation - EV R

COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on 9/23/2021 was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $218.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).”

xxxxxx	798	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	799	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation required CU score 2.6.
xxxxxx	800	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	801	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% variance is missing from the loan file.
xxxxxx	802	xxxxxx		Agency Investor Securitization	3	2	3	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Missing required 1-4 family rider - EV R

COMMENT: Lender to provide copy of 1-4 Family Rider, as indicated on Mortgage.

*** (CURED) Stated property value not supported. Secondary value required. - EV R

COMMENT: Missing Third Party Valuation to support the stated PIW value within 10% tolerance

xxxxxx	803	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	700	xxxxxx		Agency Investor Securitization	3	3	1	1	3	1	1	3

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 3

COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (xx/xx/xxxx) . A cost to cure in the amount of $54.60 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). Does not meet BP and loan has TRID/QM violations

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3

COMMENT: This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on xx/xx/xxxx had a disclosed APR of 3.131% , which is an increase from the previous CD issued on xx/xx/xxxx with APR of 2.96%. The APR difference is .171% which is above the allowable tolerance (0.125%). The Revised CD issued on xx/xx/xxxx was not received by the borrower at least three business days prior to the Consummation Date, xx/xx/xxxx. Does not meet BP and loan has TRID/QM violations

xxxxxx	810	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	811	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	817	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	818	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing third party valuation product to support the appraisal value within 10% variance. No CU Risk Score determined in the file.

*** (CURED) TRID - Zero tolerance violation - EV R

COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 10/4/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

xxxxxx	824	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	825	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing additional valuation, CU score of 2.6.
xxxxxx	826	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	827	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	828	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: A desk review needs to be completed to validate appraised value within 10%.
xxxxxx	836	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	838	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal within 10%
xxxxxx	844	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party valuations product to support the appraisal
xxxxxx	849	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation Product to support the stated PIW value within 10% variance..
xxxxxx	850	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

*** (CURED) Missing asset documentation (ATR) - EV R

COMMENT: Processor certified -funds to close came for xxxxxx account xxxxxx. Pg 154 xxxxxx xxxxxx - $40,000 large deposit on 8/25/21. Documentation providing the source of this deposit is required. Removing the $40,000 will cause the file to be short to close.

xxxxxx	853	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	854	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	855	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	856	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	859	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Documentation Does Not Support - EV R

COMMENT: Pg. 42, AUS lists the number of financed properties used in determining the loans eligibility and minimum reserve requirements was 6. Per 2020 Schedule E there are 7 including the subject property and the sale of xxxxxx. This needs to be addressed and if accurate, AUS will need to be rerun.

*** (CURED) Missing Doc - EV R

COMMENT: Need Mtg Statement and lease for, xxxxxx, property, or other disposition of property. Property owned less than two years. Not listed on URLA but on 2020 Schedule E. Used Mtg interest only in rental analysis.

Additionally, xxxxxx and the mortgage to xxxxxx need to be verified. On URLA but not on Schedule E. Hazard Insurance in file but Mortgage and or Re Taxes are not and need to be included. Findings may need to be rerun per AUS, Pg. 43.

xxxxxx	862	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	863	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Missing Doc - EV R

COMMENT: *Audit did not verify taxes for property xxxxxx. Audit could not locate any documentation on file. There is a property tax payment on file but there is no address to confirm which property. pg. 689

xxxxxx	865	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

COMMENT: Missing additional valuation, CU score 2.6

*** (CURED) Missing Doc - EV R

COMMENT: Missing letter indiicating reason for cashout to provide as to business purpose on investment properties.

xxxxxx	867	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation to support the appraisal value within 10% variance.
xxxxxx	868	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	869	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	878	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	879	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	882	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	885	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	893	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	897	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation to support appraisal value. CU score 2.6.
xxxxxx	898	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1
xxxxxx	909	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation to support the stated PIW value.

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions

xxxxxx	911	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R

xxxxxx	918	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	925	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	931	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	932	xxxxxx	Agency Investor Securitization	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase RESPA Test Failed - EV 2
														COMMENT: The Homeownership Counseling Disclosure (HOC) dated 10/01/2021 was not disclosed within 3 days of the application date, xx/xx/xxxx. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

xxxxxx	933	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% variance is missing from the file

xxxxxx	937	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	938	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Title insurance needs to be updated to cover the amount of the loan.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing additional valaution required, CU score not provided.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT: Need verification of status of xxxxxx Mortgage and credit history for same.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT: There is no evidence of YTD earnings on new employment started 9/1/21 for B2 . Need updated paystub with YTD earnings and/or Work Number VOE evidencing YTD to verify earnings stated on employment contract - $200,000.

xxxxxx	942	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal value within 10% tolerance

xxxxxx	943	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Post-closing BPO does not support value at origination - EV R

*** (CURED) Stated property value not supported. Secondary value required. - EV R
COMMENT: Missing Third Party Valuation to support the stated/PIW value.

xxxxxx	805	xxxxxx	Agency Investor Securitization	3	3	3	1	1	3	1	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 3
													COMMENT: Credit report shows a charged off account in the amount of $11,536 to xxxxxx. No evidence in file that this was paid prior to or at closing as required per the DU approval.			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title commitment shows the proposed amount of title insurance is $310,000; loan amount is $xxxxxx per the Note.

xxxxxx	955	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	959	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing addtional valaution.

xxxxxx	961	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	964	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal (or stated PIW) value within 10% variance

xxxxxx	967	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2

*** (CURED) Post-closing BPO does not support value at origination - EV R
COMMENT: BPO value $xxxxxx does not support the Stated PIW value $429,000.00 within 10%

*** (CURED) Stated property value not supported. Secondary value required. - EV R

xxxxxx	970	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	972	xxxxxx		Agency Investor Securitization	3	1	3	1	3	1	1	1

*** (CURED) Missing Documentation - EV R
COMMENT: Missing the HELOC statement for the property located at xxxxxx

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared 9/16/2021; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can’t determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) missing documents - EV R
COMMENT: Final 1003 shows a mortgage opened for the property located at xxxxxx with a mortgage payment included in the DTI. Documentation to support this mortgage is missing from the file.

xxxxxx	973	xxxxxx		Agency Investor Securitization	3	1	3	1	3	1	1	1				*** (CURED) Missing Doc - EV R COMMENT: Need closing CD for xxxxxx evidencing PITI of $1811.67 and payoff of xxxxxx mortgage.

xxxxxx	976	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	977	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	980	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	981	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	982	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	986	xxxxxx		Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation within 10% variance for securitization.

xxxxxx	987	xxxxxx		Agency Investor Securitization	3	2	1	3	1	1	2	1		*** (OPEN) PIW loan. Value supported by secondary value. - EV2		*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing additional valuation, No CU Score provided provided.

xxxxxx	990	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) DTI > 60% - EV R
																COMMENT: Per DU DTI calcylated 48.3%, Review DTI 61.1%, Primary residence PITI $2140.13 per Mtg statement in file, Lender used Primary residence of $1682.29 difference of $457.44.

xxxxxx	996	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: FNMA UCDP Score is not available for this property type, additional CDA, AVM or valuation is required to verify the appraised value is within a 10% variance.

xxxxxx	998	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: File is missing mortgage statement and taxes and insurance documentation for the primary residence and the second REO that is currently owned.

xxxxxx	1000	xxxxxx		Agency Investor Securitization	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: The subject property’s hazard insurance dec page is missing from the loan file. Premium was used from other documentation in the file.

xxxxxx	1003	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1006	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: FNMA UCDP Score is 2.6, additional Valuation, CDA or AVM is required to verify the appraised value is within a 10% variance

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT: W2 for 2020 for 1120s is missing from file. File has multiple income types with SEB, concurrent purchase with missing documentation, file is missing HOI for purchase. Unable to complete the review of this file, excessive missing documentation regarding income. Income is not supported. Borrower has ownership in 1065 business’ - xxxxxx, xxxxxx, xxxxxx, xxxxxx, and xxxxxx. K1s for 2020 for xxxxxx (the 1120S) are missing from the file; borrower has W2 for 2019 for xxxxxx but is missing W2 for 2020 for xxxxxx. File is missing 2019 documentation for xxxxxx.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT: Hazard insurance for purchase property is not on file.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: File has concurrent closing, no documentation is on file to verify additional PITI

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT: File has concurrent closing, no documentation is on file to verify additional PITI

xxxxxx	1007	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions

xxxxxx	1008	xxxxxx		Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (CURED) Missing Documentation - EV R
COMMENT: Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing Documentation - EV R
COMMENT: The updated rate lock confirmation is required. The one provided is dated xx/xx/xxxx.

*** (CURED) Missing Doc - EV R
COMMENT: Verification of the property tax amount is required for the primary residence.

xxxxxx	1013	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing income documentation (ATR) - EV R
																COMMENT: Base income was used for the calculating purposes for the borrowers. DU states to use Paystub and W2 from prior Year or full verification of employment is required for verification. W2 on file for borrower 1 is for 2019, missing w2 for 2020.

xxxxxx	1015	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1017	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	953	xxxxxx	Agency Investor Securitization	3	3	1	1	3	1	1	3	*** (OPEN) Missing TRID RESPA Disclosures - EV 3
													COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared 10/14 however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can’t determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, Homeownership Counseling Disclosure.

xxxxxx	1033	xxxxxx		Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: FNMA UCDP Score is not available for this property type, additional valuation, CDA or AVM is required to verify the appraised value is within a 10% variance

*** (CURED) QM Points and Fees - EV R
COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $110,260.00 or more, and the transaction’s total points and fees is $32,370.00, which exceeds 3 percent of the total loan amount of $xxxxxx. The following fees were included in the calculation: Loan Origination, Discount Points, Processing, Underwriting. If Discount Points are bona fide and excludable, providing the PAR (un discounted) rate may cure the violation.

xxxxxx	1034	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1044	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1046	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1047	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1049	xxxxxx		Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1054	xxxxxx	Agency Investor Securitization	3	2	1	3	1	1	2	1	*** (OPEN) PIW loan. Value supported by secondary value. - EV2	*** (CURED) Stated property value not supported. Secondary value required. - EV R
																COMMENT: Appraised value $xxxxxx. DU accepts value and is eligible for rep and warranty relief. Appraisal waiver code 801. UCDP score not documented. Missing Third Party Valuation Product to support the original appraised value within 10% variance.

xxxxxx	1059	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	1	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation product to support the appraisal.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 11/1/2051 did not reset the baseline: Points $5,400.00. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing Documentation - EV R
COMMENT: 1003 REO indicates xxxxxx is owned free and clear. 2020 tax returns show mortgage interest paid and DRIVE report indicates a loan. Missing documentation to verify xxxxxx mortgage is released/satisfied.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer’s consent. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated 11/1/2021 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) No evidence of required debt payoff - EV R
COMMENT: xxxxxx collection is required to be paid per DU. Letter from the collection agency (pg 224) is addressed to a different surname. The 1003 indicates identity theft. The surname is not listed on the credit report but is listed on the DRIVE report (pg 325) and the SSN matches input. Missing further documentation the borrower is not responsible for the collection or documentation it has been paid in full.

xxxxxx	1069	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1072	xxxxxx	xxxxxx	Agency Investor Securitization	2	2	1	1	2	1	1	2		*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: The PCCD issued on xx/xx/xxxx does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.

xxxxxx	1074	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1079	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1087	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1089	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1104	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1105	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1107	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1114	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: FNMA UCDP score of 4.9 additional valuation, CDA or AVM is required to verify the appraised value is within a 10% variance.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: HOA information is missing for xxxxxx, xxxxxx, xxxxxx. File is missing HOI information for xxxxxx, xxxxxx & xxxxx xxxxxxx. File is missing mortgage statement for xxxxxx.

xxxxxx	1115	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: No CU score in file. Additional valuation needed

xxxxxx	1119	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
																COMMENT: LP AUS in the file required $88,637.95 in verified assets, only $87,537.08 in verified assets documented in the file. Short $1100.87 in verified assets needed to close.

xxxxxx	1124	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1126	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1127	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1128	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: No CU Score so second valuation required.

xxxxxx	1130	xxxxxx	xxxxxx	Agency Investor Securitization	3	2	1	3	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
														COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, xx/xx/xxxx. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.		*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal value within 10%

Recovco Loan ID	Deal ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions

xxxxxx	1131	xxxxxx	xxxxxx	Agency Investor Securitization	3	2	2	3	1	2	1	1		*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Non Arms Length Transaction. The borrower, xxxxxx, works as a xxxxxx for the lender of the subject loan xxxxxx.		*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuations to support the appraisal

xxxxxx	1132	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1024	xxxxxx	xxxxxx	Agency Investor Securitization	3	3	3	1	1	3	1	1	*** (OPEN) Seller contributions exceed guideline limit - EV 3
COMMENT: Per AUS, Based on the data entered, the total amount of interested party contributions appears to exceed the maximum allowable contributions for this investment property. Max of 2% seller paid contribution for this non owner occupied, purchase was exceeded. Per the final closing disclosure, the seller paid of $4611.28 plus the origination fee paid by seller of $995.00, totaling $5606.28. This yields a total seller paid contributions of 2.18%. The guidelines for the 2% maximum is found at: B3-4.1-02 in FNMA, dated xx/xx/xxxx for non-owner occupied, purchase transactions.	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: Questionable occupancy of the subject property. The loan was underwritten stating the subject property is an investment property, however a letter of explanation in the file (pg 70) states the subject property located on xxxxxx will be used as a second home, which conflicts with the way the loan was underwritten. If the subject property is a 2nd home, the loan is subject to different regulations.

xxxxxx	1147	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Appraisal value is $xxxxxx. FNMA UCDP Score is 3. Missing Third Party Valuation Product to support the appraisal value within 10% variance.

xxxxxx	1134	xxxxxx	xxxxxx	Agency Investor Securitization	3	3	3	1	1	3	1	1	*** (OPEN) Documentation Does Not Support - EV 3
COMMENT: Per AUS, the following debt(s) was submitted as paid off and/or excluded and is therefore omitted from the debt-to-income (DTI) ratio; include evidence to support omission in the mortgage file: Creditor: xxxxxx, Acct: ***2492, Bal: $1,508.00. Pg. 195, Said proof is missing.
													Additionally, IRS payments and balance documentation is missing from file. Pgs. 1862-63 & 2076-78 In file.

xxxxxx	1175	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1181	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																COMMENT: Title commitment in the file shows the coverage amount of $204,750, which is below the loan amount of $xxxxxx. Missing evidence of the title policy to verify sufficient coverage amount.

xxxxxx	1184	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	3	1	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: FNMA UCDP Score is 4.5 additional valuation, AVM or CDA is required to verify the appraised value is within a 10% variance

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT: All assets on file are joint assets with other than borrower as joint owner, need permission to use assets from all joint owners in order to verify use of assets for file.

xxxxxx	1186	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: FNMA UCDP Score is not available for this property type, additional valuation, CDA or AVM is required to verify appraised value is within a 10% variance.

xxxxxx	1191	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Amount of title insurance is less than the mortgage amount.

*** (CURED) Missing Documentation - EV R
COMMENT: Missing HOA documentation for the primary residence located at xxxxxx

xxxxxx	1192	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1194	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the appraisal value.

xxxxxx	1200	xxxxxx	xxxxxx	Agency Investor Securitization	3	2	1	3	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
														COMMENT: The Service Provider List, issued on 8/3/2021, is inaccurate. The following is missing from the disclosure: provider information for Survey Fee. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation to support the appraisal value.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test, the lender credits that cannot decrease test, and the charges that cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The transaction funded prior to consummation. Per the CD issued xx/xx/xxxx, the transaction funded on xx/xx/xxxx; however, consummation took place on xx/xx/xxxx. The defect can be resolved by providing the true funding date. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on xx/xx/xxxx was not disclosed within 3 days of the application date, xx/xx/xxxx. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	1211	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1212	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Income Worksheet - EV R
COMMENT: The loan file is missing Form 91 or equivalent as required per LP.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: The loan file is missing documentation to verify the primary residence first mortgage payment includes taxes and insurance. Need to verify primary residence first mortgage with xxxxxx #xxxxxx payment of $1821 includes escrow for taxes and insurance.

xxxxxx	1214	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	3	1	1	1	1	1

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: Per the 1003 REO, the primary residence is on xxxxxx with a mortgage with xxxxxx #xxxxxx and PITI payment of $2964.77. DU is not able to validate the mortgage with xxxxxx. The loan file is missing verification of the mortgage and PITI payment of $2964.77.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT: Missing mortgage history for primary residence on xxxxxx. 1003 and DU indicate the mortgage is with xxxxxx with a PITI payment of $2,964.77.

xxxxxx	1230	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	3	1	1	1

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 10/21/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $175 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

xxxxxx	1245	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU or LCA risk score documented in the file.

xxxxxx	1260	xxxxxx	xxxxxx	Agency Investor Securitization	1	1	1	1	1	1	1	1

xxxxxx	1267	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1				*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Appraised value $xxxxxx, as-is. UCDP score 3.3. Missing third party valuation supporting appraised value within 10%.

xxxxxx	1289	xxxxxx	xxxxxx	Agency Investor Securitization	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing third party valuation to support the appraisal value within 10% variance. No CU risk score due to property type.

xxxxxx	1291	xxxxxx	xxxxxx	Agency Investor Securitization	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.